Summary of Principal Accounting Policies - Revenue Recognition - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) Item	Dec. 31, 2020 CNY (¥)
Revenue
Number of criteria to be met for recognition of revenue from one-time commissions | Item	2
Contract liabilities	¥ 15,851,141	¥ 31,672,695
Practical Expedient, Incremental cost of obtaining contract [true false]	true
Practical Expedient, Nondisclosure of transaction price allocation to remaining performance obligation [true false]	true
Contract liabilities within one year
Revenue
Contract liabilities	¥ 14,393,594	¥ 18,963,227